Acquisitions and disposals - Schedule of provisional purchase price allocation (Details) - EUR (€) € in Millions	1 Months Ended
	May 31, 2025	Mar. 31, 2026
Acquisitions and disposals
Other intangible assets	€ 2,555
Property, plant and equipment	3,457
Inventory	43
Trade and other receivables	867
Cash and cash equivalents	27
Current and deferred taxation	88
Borrowings	(4,160)
Trade and other payables	(675)
Provisions	(69)
Net identifiable assets acquired	2,133
Non-controlling interests	(1,045)	€ 1,208
Goodwill	1,358
Total Consideration	2,446
Identifiable intangible assets	2,555
Consideration Payable For Business Combination	178
Consideration Paid For Business Combination	31
Licences [member]
Acquisitions and disposals
Other intangible assets	975
Identifiable intangible assets	975
Computer software [member]
Acquisitions and disposals
Other intangible assets	887
Identifiable intangible assets	887
Customer-related intangible assets [member]
Acquisitions and disposals
Other intangible assets	467
Identifiable intangible assets	467
Brand names [member]
Acquisitions and disposals
Other intangible assets	226
Identifiable intangible assets	€ 226